UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 410
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 10/12/04
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: 106,431,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management
September 30, 2004

                                   TITLE OF              VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------  ---------  --------  -------   ---  ----  -------  --------  -------- -------- --------
A.G. Edwards Inc.                    COM     281760108      434    12550    SH         SOLE     NO           8950             3600
Abbott Labs                          COM     002824100       51     1200    SH         SOLE     NO              0             1200
Agilent Technologies, Inc.           COM     00846U101        5      228    SH         SOLE     NO              0              228
Airgas, Inc.                         COM     009363102      557    23150    SH         SOLE     NO          15550             7600
American Express Co.                 COM     025816109       15      300    SH         SOLE     NO            300                0
American Healthways, Inc.            COM     02649V104     1790    61500    SH         SOLE     NO          58150             3350
American Software Class A          CLASS A   029683109     1495   248750    SH         SOLE     NO         235500            13250
Amgen                                COM     031162100       11      200    SH         SOLE     NO            200                0
Anglo American PLC                   COM     03485P102       27     1100    SH         SOLE     NO           1100                0
Ann Taylor Stores                    COM     036115103     1362    58200    SH         SOLE     NO          51450             6750
Applied Materials                    COM     038222105        9      560    SH         SOLE     NO            560                0
Avery Dennison Corp.                 COM     053611109       23      350    SH         SOLE     NO            350                0
Axonyx, Inc                          COM     05461R101     1032   182700    SH         SOLE     NO         172900             9800
Beacon Roofing Supply, Inc.          COM     073685109     1386    84500    SH         SOLE     NO          80000             4500
Beckman Coulter, Inc.                COM     075811109      469     8350    SH         SOLE     NO           6050             2300
Bio-Rad Laboratories                 COM     090572207     1969    38525    SH         SOLE     NO          35575             2950
Boston Scientific                    COM     101137107      789    19850    SH         SOLE     NO          14850             5000
Burlington Resources, Inc.           COM     122014103       20      500    SH         SOLE     NO            500                0
Capital Automotive REIT              COM     139733109      188     6000    SH         SOLE     NO           6000                0
Central Garden & Pet Co.             COM     153527106     3347   109300    SH         SOLE     NO         100100             9200
ChevronTexaco Corporation            COM     166764100      890    16600    SH         SOLE     NO          14400             2200
Chicago Bridge & Iron                COM     167250109      523    17450    SH         SOLE     NO          12750             4700
Church & Dwight Co., Inc.            COM     171340102     2120    75562    SH         SOLE     NO          68175             7387
Cisco Systems, Inc.                  COM     17275R102        7      400    SH         SOLE     NO            400                0
Coca-Cola Bottling Company           COM     191098102      240     4450    SH         SOLE     NO           3600              850
Colgate Palmolive Company            COM     194162103       27      600    SH         SOLE     NO            600                0
Compugen Ltd.                        COM     M25722105      730   144300    SH         SOLE     NO         108050            36250
Cost Plus, Inc.                      COM     221485105     2673    75550    SH         SOLE     NO          68650             6900
Cullen/Frost Bankers, Inc.           COM     229899109     2231    48000    SH         SOLE     NO          45400             2600
Cymer Inc.                           COM     232572107     1860    64900    SH         SOLE     NO          61500             3400
DDI Corp.                            COM     233162304     1214   239450    SH         SOLE     NO         226900            12550
DTE Energy Co.                       COM     233331107       21      500    SH         SOLE     NO            500                0
Devon Energy Corporation             COM     249908104      607     8550    SH         SOLE     NO           6250             2300
Du Pont Nemours & Co.                COM     263534109       20      465    SH         SOLE     NO            465                0
Embarcadero Technologies, Inc.       COM     290787100       64     7600    SH         SOLE     NO           7200              400
Encore Acquisition Co.               COM     263534109     3740   108400    SH         SOLE     NO         102650             5750
Enerplus Resources Fund              COM     29274D604      140     4300    SH         SOLE     NO           4300                0
Enpro Industries                     COM     29355X107     3345   138550    SH         SOLE     NO         125300            13250
FPL Group, Inc.                      COM     302571104      143     2100    SH         SOLE     NO           2000              100
Fairchild Semiconductor              COM     303726103     1856   131000    SH         SOLE     NO         124100             6900
Fannie Mae                           COM     313586109       13      200    SH         SOLE     NO            200                0
First Data Corp.                     COM     319963104      100     2300    SH         SOLE     NO           2300                0
First Health Group Corp.             COM     320960107     2420   150400    SH         SOLE     NO         136250            14150
FirstService Corporation             COM     33761N109        8      350    SH         SOLE     NO            350                0
Gartner Group Inc. New Class A     CLASS A   366651107       15     1250    SH         SOLE     NO           1250                0
General Electric                     COM     369604103      501    14914    SH         SOLE     NO          11000             3914
Genitope Corp.                       COM     37229P507      146    14800    SH         SOLE     NO           8600             6200
HCC Insurance Holdings Inc.          COM     404132102     1657    54950    SH         SOLE     NO          52150             2800
Hanger Orthopedic Group, Inc.        COM     41043F208       57    11300    SH         SOLE     NO           1800             9500
Henry Schein, Inc.                   COM     806407102     1835    29450    SH         SOLE     NO          28000             1450
Home Depot                           COM     437076102       76     1950    SH         SOLE     NO              0             1950
Hospira, Inc.                        COM     441060100        4      120    SH         SOLE     NO              0              120
Impax Laboratories, Inc.             COM     45256B101     1716   111700    SH         SOLE     NO         105750             5950
Ingram Micro Inc.                    COM     457153104     2442   151650    SH         SOLE     NO         143650             8000
Intel                                COM     458140100        8      400    SH         SOLE     NO            400                0
Johnson & Johnson                    COM     478160104       52      928    SH         SOLE     NO            128              800
Kellwood Company                     COM     488044108     1724    47300    SH         SOLE     NO          44800             2500
Keynote Systems, Inc.                COM     493308100     1720   121500    SH         SOLE     NO         115000             6500
Laureate Education Inc.              COM     518613104     2473    66450    SH         SOLE     NO          60100             6350
Leap wireless Int'l                  COM     521863308     1393    63300    SH         SOLE     NO          59950             3350
Liberty Media Corp-A               CLASS A   530718105      368    42200    SH         SOLE     NO          30750            11450
Liberty Media Int'l Inc-A          CLASS A   530719103       81     2433    SH         SOLE     NO           1746              687
Lilly, Eli & Co. Common              COM     532457108       36      600    SH         SOLE     NO            600                0
Linens N' Things Inc.                COM     535679104     2086    90050    SH         SOLE     NO          85350             4700
Littelfuse, Inc.                     COM     537008104       35     1000    SH         SOLE     NO           1000                0
Matria Healthcare, Inc.              COM     576817209     2973   105000    SH         SOLE     NO          93450            11550
Medtronic, Inc.                      COM     585055106       29      550    SH         SOLE     NO            550                0
Mercury General Corp.                COM     589400100     1190    22500    SH         SOLE     NO          15750             6750
Microsoft                            COM     594918104      800    28950    SH         SOLE     NO          20400             8550
Monsanto Compnay                     COM     61166W101      219     6000    SH         SOLE     NO           6000                0
Murphy Oil Corp.                     COM     626717102      688     7925    SH         SOLE     NO           5750             2175
Nabors Industries                    COM     629568106       85     1800    SH         SOLE     NO              0             1800
Nestle S A Spnsrd ADR                COM     641069406       29      500    SH         SOLE     NO            500                0
Newmont Mining Corp.                 COM     651639106      765    16800    SH         SOLE     NO          12600             4200
Occidental Petroleum Corp.           COM     674599105      652    11650    SH         SOLE     NO           8150             3500
Oracle Systems                       COM     68389X105       52     4598    SH         SOLE     NO           4598                0
Overnite Corp.                       COM     690322102       16      500    SH         SOLE     NO            500                0
Pacific Gas & Electric Co.           COM     69331C108        6      200    SH         SOLE     NO            200                0
Paradyne Networks, Inc.              COM     69911G107     1113   241900    SH         SOLE     NO         229250            12650
Peets Coffee & Tea Inc.              COM     705560100        9      400    SH         SOLE     NO            400                0
Pfizer                               COM     717081103       41     1350    SH         SOLE     NO           1350                0
Pier 1 Imports, Inc.                 COM     720279108     1703    94200    SH         SOLE     NO          89100             5100
Pimco Corporate Income Fund          COM     72200U100       14      900    SH         SOLE     NO            900                0
Piper Jaffray                        COM     724078100     1552    39200    SH         SOLE     NO          37050             2150
Plum Creek Timber Company, Inc.      COM     729251108       11      300    SH         SOLE     NO            300                0
Polycom, Inc.                        COM     73172K104     2260   114030    SH         SOLE     NO         101930            12100
Polymedica Corp.                     COM     731738100     3608   117150    SH         SOLE     NO         104750            12400
Protective Life Corp                 COM     743674103     2640    67150    SH         SOLE     NO          60550             6600
Psychiatric Solutions, Inc.          COM     74439H108     1787    70500    SH         SOLE     NO          66700             3800
Quiksilver, Inc.                     COM     74838C106     1765    69450    SH         SOLE     NO          65750             3700
Quinton Cardiology Systems I         COM     748773108      575    67700    SH         SOLE     NO          38700            29000
Regis Corp.                          COM     758932107     2009    49950    SH         SOLE     NO          47350             2600
Schlumberger, Ltd.                   COM     806857108       13      200    SH         SOLE     NO            200                0
Seitel, Inc.                         COM     816074405      744   751500    SH         SOLE     NO         711600            39900
Servicemaster Co.                    COM     81760N109       32     2500    SH         SOLE     NO           2500                0
Smucker J M Co.                      COM     832696405       31      700    SH         SOLE     NO            700                0
Southwestern Bell Corp.              COM     78387G103      659    25400    SH         SOLE     NO          17700             7700
Sports Authority Inc.                COM     84917U109     3159   136175    SH         SOLE     NO         123950            12225
Stride Rite Corp.                    COM     863314100     1560   152200    SH         SOLE     NO         144100             8100
Superior Energy Services, Inc.       COM     868157108     1983   153450    SH         SOLE     NO         145150             8300
Sybase Inc.                          COM     871130100     1805   130900    SH         SOLE     NO         123200             7700
Talbots Inc.                         COM     874161102      826    33300    SH         SOLE     NO          31500             1800
U.S. Bancorp                         COM     902973304       11      379    SH         SOLE     NO            379                0
UMB Financial Corp.                  COM     902788108     1747    36650    SH         SOLE     NO          34700             1950
United Parcel Service - Cl B       CLASS B   911312106      558     7350    SH         SOLE     NO           5400             1950
Varian Semiconductor Equiptment      COM     922207105     1789    57900    SH         SOLE     NO          54700             3200
Verizon Communications               COM     92343V104       17      422    SH         SOLE     NO            422                0
Vical Inc.                           COM     925602104      111    23200    SH         SOLE     NO          23200                0
Walgreen Co.                         COM     931422109       29      800    SH         SOLE     NO            800                0
Walt Disney Co.                      COM     254687106      484    21475    SH         SOLE     NO          15600             5875
Waste Management Inc.                COM     94106L109      468    17100    SH         SOLE     NO          12500             4600
WatchGuard Technologies, Inc.        COM     941105108     1701   363400    SH         SOLE     NO         343950            19450
Wells Fargo Bank                     COM     949746101       12      200    SH         SOLE     NO            200                0
Zilog, Inc.                          COM     989524301     1179   204250    SH         SOLE     NO         193450            10800
Zoll Medical Corp.                   COM     989922109     2526    75650    SH         SOLE     NO          68350             7300
                                                        -------
                                                         106431